Inventories	12 Months Ended
Jan. 31, 2018
Disclosure of inventories [Abstract]
Disclosure of inventories [text block]
10	Inventories

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Finished goods	31,451	37,904	37,998	46,424
Provision for impairment	(338)	(153)	(426)	(764)
	31,113	37,751	37,572	45,660

Write downs of inventories to net realisable value during the period were NZ$ 298,098 (2017: NZ$ NIL, 2016: NZ$ NIL, 2015: NZ$ NIL).